Income taxes (Details 4) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits
Beginning Balance	€ 155,432	€ 162,066
Gross increases - tax positions in prior period	4,297	11,121
Gross decreases - tax positions in prior period	(92,521)	(24,566)
Gross increases - tax positions in current period	3,255	21,258
Settlements		(10,403)
Lapse of statute of limitations	(10,496)	(4,044)
Ending Balance	€ 59,967	€ 155,432